Debt and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Summary Of Aggregate Annual Future Maturities Of The Loans
Aggregate annual future maturities of the Loans as of September 30, 2023 are as follows:

Year	Total
Remainder of 2023	$2,053
2024	10,295
2025	57,433
2026	—

Total	$69,781
Less: Unamortized debt discount	(14,923)
Plus: Capitalized interest	5,645

Total U.S. dollar notes payable, net	$60,503

Aggregate annual future maturities of the Loans as of December 31, 2022 are as follows:

Year	Total
2023	$4,303
2024	250
2025	58,773
2026	—
Total	$63,326
Less: Unamortized debt discount	(16,977)
Plus: Capitalized interest	—

Total U.S. dollar notes payable, net	$46,349